Risk management - Liquidity risk (Details) - EUR (€) € in Millions	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Risk management
Carrying amount	€ 3,766		€ 4,027
Revolving Credit Facility
Risk management
Notional	1,579
Euro Medium-Term Note Program [member]
Risk management
Notional		€ 5,000
Liquidity risk | Revolving Credit Facility
Risk management
Notional	1,579		€ 1,579
Liquidity risk | Euro Medium-Term Note Program [member]
Risk management
Notional	5,000
Carrying amount	1,250
Liquidity risk | Local commercial paper program in Finland [member]
Risk management
Notional	750
Carrying amount	€ 0